DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenues	Deferred revenues consisted of the following:

	December 31,
	2015	2014
Subscriptions	$285,998	$227,610
Software updates and maintenance	607,153	546,998
Other	12,632	9,405

	$905,783	$784,013